Loans and Allowance for Loan and Lease Losses - Impaired Loans and Troubled Debt Restructuring (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) loan
Recorded Investment
With no related allowance recorded	$ 2,966,000	$ 1,131,000
With an allowance recorded	19,132,000	20,726,000
Total recorded investment	22,098,000	21,857,000
Unpaid Principal Balance
With no related allowance recorded	2,966,000	1,131,000
With an allowance recorded	23,629,000	25,222,000
Total unpaid principal balance	26,595,000	26,353,000
Related Allowance
Total related allowance	1,128,000	610,000
Average Recorded Investment	22,981,000	23,738,000
Interest Income Recognized	977,000	1,006,000
Troubled debt restructurings [Abstract]
Performing TDRs	16,800,000	18,800,000
Non-performing TDRs	$ 281,000	$ 0
Financing receivable, modifications, number of contracts | loan		0
Number of projected future quarters under review	1 year
Period of current payment history	6 months
Debt coverage ratio	1.25
Allowances for performing TDRs	$ 607,300	$ 306,000
Commercial and Industrial
Recorded Investment
With no related allowance recorded	0	0
With an allowance recorded	286,000	14,000
Total recorded investment	286,000	14,000
Unpaid Principal Balance
With no related allowance recorded	0	0
With an allowance recorded	292,000	19,000
Total unpaid principal balance	292,000	19,000
Related Allowance
Total related allowance	286,000	14,000
Average Recorded Investment	127,000	15,000
Interest Income Recognized	18,000	1,000
Real Estate | Real Estate Construction | Construction
Recorded Investment
With no related allowance recorded	0	0
With an allowance recorded	5,110,000	5,589,000
Total recorded investment	5,110,000	5,589,000
Unpaid Principal Balance
With no related allowance recorded	0	0
With an allowance recorded	9,600,000	10,080,000
Total unpaid principal balance	9,600,000	10,080,000
Related Allowance
Total related allowance	141,000	69,000
Average Recorded Investment	5,350,000	5,781,000
Interest Income Recognized	173,000	191,000
Real Estate | Real Estate Mortgage | Commercial – Owner Occupied
Recorded Investment
With no related allowance recorded	2,702,000	0
With an allowance recorded	2,131,000	2,441,000
Total recorded investment	4,833,000	2,441,000
Unpaid Principal Balance
With no related allowance recorded	2,702,000	0
With an allowance recorded	2,131,000	2,441,000
Total unpaid principal balance	4,833,000	2,441,000
Related Allowance
Total related allowance	33,000	36,000
Average Recorded Investment	3,956,000	3,372,000
Interest Income Recognized	126,000	134,000
Real Estate | Real Estate Mortgage | Commercial – Non-owner Occupied
Recorded Investment
With no related allowance recorded	70,000	0
With an allowance recorded	10,354,000	11,299,000
Total recorded investment	10,424,000	11,299,000
Unpaid Principal Balance
With no related allowance recorded	70,000	0
With an allowance recorded	10,355,000	11,299,000
Total unpaid principal balance	10,425,000	11,299,000
Related Allowance
Total related allowance	457,000	192,000
Average Recorded Investment	11,275,000	11,850,000
Interest Income Recognized	624,000	606,000
Real Estate | Real Estate Mortgage | Residential – 1 to 4 Family
Recorded Investment
With no related allowance recorded	194,000	1,131,000
With an allowance recorded	1,251,000	1,383,000
Total recorded investment	1,445,000	2,514,000
Unpaid Principal Balance
With no related allowance recorded	194,000	1,131,000
With an allowance recorded	1,251,000	1,383,000
Total unpaid principal balance	1,445,000	2,514,000
Related Allowance
Total related allowance	211,000	299,000
Average Recorded Investment	2,273,000	2,704,000
Interest Income Recognized	36,000	74,000
Real Estate | Real Estate Mortgage | Residential – Multifamily
Recorded Investment
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total recorded investment	0	0
Unpaid Principal Balance
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total unpaid principal balance	0	0
Related Allowance
Total related allowance	0	0
Average Recorded Investment	0	0
Interest Income Recognized	0	0
Consumer
Recorded Investment
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total recorded investment	0	0
Unpaid Principal Balance
With no related allowance recorded	0	0
With an allowance recorded	0	0
Total unpaid principal balance	0	0
Related Allowance
Total related allowance	0	0
Average Recorded Investment	0	16,000
Interest Income Recognized	$ 0	$ 0